Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock issued during period shares share based compensation					755,560		366,841
Options vested					10 years		10 years
Stock based compensation		$ 364		$ 280	$ 567	$ 362	$ 615	$ 961
Weighted average exercise price, granted							$ 23.4	$ 8.4
Share based payment arrangement expense							$ 1,087	$ 411
Cost not yet recognized, period for recognition					3 years 5 months 15 days	3 years 9 months 18 days	3 years 6 months 14 days	1 year 7 months 2 days
Stock issued during the period, shares services	229,650				50,908
Fair value adjustments	$ 533
Share based payment arrangement expense		$ 4,406			$ 4,406		$ 1,214
Common Stock [Member]
Stock issued during period shares share based compensation					10,407		10,407
Stock issued during the period, shares services		42,809	8,099				11,483